Acquisitions and divestments - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 96			€ 96
Goodwill recognised as of acquisition date	307			307
Identifiable intangible assets recognised as of acquisition date	179			179
Deferred tax assets recognised as of acquisition date	20			20
Deferred tax liabilities recognised as of acquisition date	43			43
Aggregated net cash consideration for divestments	80
Gains on disposal of businesses	50	€ 4	€ 0
Aggregated net cash outflow for acquisitions				359
DiA Imaging Analysis [Member]
Acquisitions and divestments [Line Items]
Cash transferred	53			53
Contingent consideration recognised as of acquisition date	6			6
Goodwill recognised as of acquisition date	24			24
Identifiable intangible assets recognised as of acquisition date	40			40
Deferred tax assets recognised as of acquisition date	5			5
Deferred tax liabilities recognised as of acquisition date	2			2
Aggregated individually immaterial business combinations [member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions				139
Remaining two acquisitions [Member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	61			61
Goodwill recognised as of acquisition date	130			130
Identifiable intangible assets recognised as of acquisition date	95			95
Deferred tax liabilities recognised as of acquisition date	23			23
Vesper Medical [Member]
Acquisitions and divestments [Line Items]
Cash transferred	227			227
Goodwill recognised as of acquisition date	177			177
Identifiable intangible assets recognised as of acquisition date	84			84
Deferred tax assets recognised as of acquisition date	15			15
Deferred tax liabilities recognised as of acquisition date	(20)			(20)
Discount rate applied to cash flow projections		12.00%
Vesper Medical [Member] | Business combinations [member]
Acquisitions and divestments [Line Items]
Discount rate applied to cash flow projections		12.00%
Vesper Medical [Member] | At fair value [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 34			€ 34
Vesper Medical [Member] | Carrying amount [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date		€ 44